Related parties - Additional information (Detail) - Key management personnel of entity or parent [member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Information About Key Management Personnel [Line Items]
Related party expenses recognized in interim financial statements paid to external management entities	€ 0.3	€ 0.3	€ 0.6	€ 0.5
Amount of outstanding payable	€ 0.6		€ 0.6		€ 1.4